3. ACQUISITION	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
3. ACQUISITION

Symbid Holding B.V. (“Symbid Holding”) was incorporated on October 3, 2013 organized under the laws of the Netherlands.  Symbid Holding was organized to serve as the holding company for all of Symbid’s business activities in the Netherlands and in other countries.  As such, on October 3, 2013, the holders of the capital shares of Symbid B.V. exchanged their shares for capital shares of Symbid Holding and, as a result, Symbid B.V. became a wholly owned subsidiary of Symbid Holding Symbid is now the Symbid operating entity for the Company’s business in the Netherlands. Symbid B.V. will continue to hold the ownership interests in Gambitious and Equidam. Symbid expects to organize separate operating companies for its proposed activities in other countries.  These entities will be organized as subsidiaries of Symbid Holding.

On December 6, 2013 (the “Closing Date”), Symbid Corp., Symbid Holding and the shareholders of Symbid Holding entered into a Share Exchange Agreement, which closed on the same date. Pursuant to the terms of the Share Exchange Agreement, the 19 shareholders of Symbid Holding exchanged all of their capital stock in Symbid Holding to Symbid Corp. in exchange for 21,170,000 shares of Common Stock. As a result of this share exchange, Symbid Holding becomes a wholly-owned subsidiary of Symbid Corp.

The Share Exchange is being accounted for as a “reverse acquisition,” and Symbid Holding is deemed to be the acquirer in the reverse acquisition. Consequently, the assets and liabilities and the historical operations that will be reflected in the financial statements prior to the Share Exchange will be those of Symbid Holding and will be recorded at the historical cost basis of Symbid Holding, and the consolidated financial statements after completion of the Share Exchange will include the assets and liabilities of Symbid Holding, historical operations of Symbid Holding and operations of the Company and its subsidiaries from the closing date of the Share Exchange. As a result of the issuance of the shares of our Common Stock pursuant to the Share Exchange, a change in control of the Company occurred as of the date of consummation of the Share Exchange. Except as described in this Current Report, no arrangements or understandings exist among present or former controlling stockholders with respect to the election of members of our Board of Directors and, to our knowledge, no other arrangements exist that might result in a change of control of the Company.

The Company continues to be a “smaller reporting company,” as defined under the Exchange Act, following the Share Exchange. We believe that as a result of the Share Exchange we have ceased to be a “shell company” (as such term is defined in Rule 12b-2 under the Exchange Act).